Consolidated Statements of Changes in Equity - KRW (₩) ₩ in Millions	Total	Total	Share capital	Share premium	Retained earnings	Accumulated other comprehensive income	Other components of equity	Non-controlling interest
Beginning balance at Dec. 31, 2022	₩ 18,412,696	₩ 16,610,145	₩ 1,564,499	₩ 1,440,258	₩ 14,255,316	₩ (77,776)	₩ (572,152)	₩ 1,802,551
Comprehensive income
Profit for the year	972,182	993,325			993,325			(21,143)
Remeasurements of net defined benefit liabilities	(137,465)	(126,613)			(126,613)			(10,852)
Share of gain(loss) on remeasurements of associates and joint ventures	(105)	(118)			(118)			13
Share of other comprehensive income of associates and joint ventures	21,595	15,775				15,775		5,820
Gain (loss) on valuation of hedge instruments	(22,613)	(22,252)				(22,252)		(361)
Gain(loss) on valuation of financial instruments at fair value through other comprehensive income	121,805	126,250			222	126,028		(4,445)
Exchange differences on translation of foreign operations	24,230	10,632				10,632		13,598
Total comprehensive income for the year	979,629	996,999			866,816	130,183		(17,370)
Transactions with owners
Dividends paid by the Controlling Company	(501,844)	(501,844)			(501,844)
Dividends paid to non-controlling interest of subsidiaries	(24,964)							(24,964)
Acquisition and disposition of businesses	(79,134)							(79,134)
Changes in ownership interest in subsidiaries	345,367	216,841					216,841	128,526
Appropriations of loss on disposal of treasury stock	0	0			(44,421)		44,421
Acquisition of treasury stock	(300,243)	(300,243)					(300,243)
Disposal of treasury stock	4,463	4,463					4,463
Retirement of treasury stock	0	0			(100,000)		100,000
Recognition of the obligation to purchase its own equity	(298,196)	(298,196)					(298,196)
Subtotal	4,800	2,448	0	0	0	0	2,448	2,352
Subtotal	(849,751)	(876,531)			(646,265)		(230,266)	26,780
Ending balance at Dec. 31, 2023	18,542,575	16,730,614	1,564,499	1,440,258	14,475,867	52,407	(802,418)	1,811,961
Comprehensive income
Profit for the year	406,669	459,861			459,861			(53,192)
Remeasurements of net defined benefit liabilities	(117,057)	(113,423)			(113,423)			(3,634)
Share of gain(loss) on remeasurements of associates and joint ventures	(490)	(482)			(482)			(8)
Share of other comprehensive income of associates and joint ventures	4,011	3,723				3,723		288
Gain (loss) on valuation of hedge instruments	(13,152)	(12,817)				(12,817)		(335)
Gain(loss) on valuation of financial instruments at fair value through other comprehensive income	(7,602)	(6,507)			(13,424)	6,917		(1,095)
Exchange differences on translation of foreign operations	44,095	13,499				13,499		30,596
Total comprehensive income for the year	316,474	343,854			332,532	11,322		(27,380)
Transactions with owners
Dividends paid by the Controlling Company	(482,970)	(482,970)			(482,970)
Interim Dividends paid by the Parent Company	(368,685)	(368,685)			(368,685)			0
Dividends paid to non-controlling interest of subsidiaries	(20,578)							(20,578)
Change in Consolidation Scope	20							20
Changes in ownership interest in subsidiaries	1,814	(20,367)					(20,367)	22,181
Acquisition of treasury stock	(27,100)	(27,100)					(27,100)
Disposal of treasury stock	4,009	4,009					4,009
Retirement of treasury stock	0	0			(205,956)		205,956
Subtotal	2,003	2,360					2,360	(357)
Subtotal	(891,487)	(892,753)			(1,057,611)		164,858	1,266
Ending balance at Dec. 31, 2024	17,967,561	16,181,714	1,564,499	1,440,258	13,750,788	63,729	(637,560)	1,785,847
Comprehensive income
Profit for the year	1,824,546	1,718,814			1,718,814			105,732
Remeasurements of net defined benefit liabilities	16,346	12,961			12,961			3,385
Share of gain(loss) on remeasurements of associates and joint ventures	45	22			22			23
Share of other comprehensive income of associates and joint ventures	(8,848)	(5,178)				(5,178)		(3,670)
Gain (loss) on valuation of hedge instruments	56,642	56,284				56,284		358
Gain(loss) on valuation of financial instruments at fair value through other comprehensive income	457,093	458,758			(274)	459,032		(1,665)
Exchange differences on translation of foreign operations	(31,000)	(10,588)				(10,588)		(20,412)
Total comprehensive income for the year	2,314,824	2,231,073			1,731,523	499,550		83,751
Transactions with owners
Dividends paid by the Controlling Company	(122,836)	(122,836)			(122,836)
Interim Dividends paid by the Parent Company	(436,298)	(436,298)			(436,298)
Dividends paid to non-controlling interest of subsidiaries	(18,672)							(18,672)
Change in Consolidation Scope	(42,689)							(42,689)
Changes in ownership interest in subsidiaries	(7,770)	3,869					3,869	(11,639)
Appropriations of loss on disposal of treasury stock	0	0			(57)		57
Acquisition of treasury stock	(250,000)	(250,000)					(250,000)
Disposal of treasury stock	4,075	4,075					4,075
Subtotal	8,616	2,844					2,844	5,772
Subtotal	(865,574)	(798,346)			(559,191)		(239,155)	(67,228)
Ending balance at Dec. 31, 2025	₩ 19,416,811	₩ 17,614,441	₩ 1,564,499	₩ 1,440,258	₩ 14,923,120	₩ 563,279	₩ (876,715)	₩ 1,802,370